Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of assets and liabilities that were accounted for at fair value
The following tables set forth the Company’s assets and liabilities that were accounted for at fair value as of March 31, 2016 and December 31, 2015 by level within the fair value hierarchy:

March 31, 2016 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at March 31, 2016
Assets
Fixed maturities - Available for Sale ("AFS") - Excluding Life Funds Withheld Assets
U.S. Government and Government-Related/Supported ("U.S. Government")	$—	$4,532,047	$44,940	$—	$4,576,987
Corporate - Financials	—	3,660,732	43,583	—	3,704,315
Corporate - Non Financials	—	7,091,329	181	—	7,091,510
Residential mortgage-backed securities – Agency ("RMBS - Agency")	—	4,364,154	2,853	—	4,367,007
Residential mortgage-backed securities – Non-Agency ("RMBS - Non-Agency")	—	302,843	—	—	302,843
Commercial mortgage-backed securities ("CMBS")	—	325,485	—	—	325,485
Collateralized debt obligations ("CDOs")	—	—	21,729	—	21,729
Other asset-backed securities (1)	—	1,158,698	4,200	—	1,162,898
U.S. States and political subdivisions of the States	—	2,584,747	—	—	2,584,747
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported ("Non-U.S. Governments")	—	5,546,695	—	—	5,546,695
Total fixed maturities - AFS - Excluding Funds Withheld Assets, at fair value	$—	$29,566,730	$117,486	$—	$29,684,216
Equity securities, at fair value	532,672	345,735		—	878,407
Short-term investments, at fair value (1)	—	317,304	—	—	317,304
Total investments AFS - Excluding Funds Withheld Assets	$532,672	$30,229,769	$117,486	$—	$30,879,927
Fixed maturities - Life Funds Withheld Assets
U.S. Government	$—	$12,692	$—	$—	$12,692
Corporate - Financials	—	547,279	—	—	547,279
Corporate - Non Financials	—	1,269,262	—	—	1,269,262
RMBS – Agency	—	733	—	—	733
RMBS – Non-Agency	—	25,829	—	—	25,829
CMBS	—	108,914	—	—	108,914
Other asset-backed securities	—	121,721	—	—	121,721
Non-U.S. Governments	—	876,927	—	—	876,927
Total fixed maturities - AFS - Life Funds Withheld Assets, at fair value	$—	$2,963,357	$—	$—	$2,963,357
Total investments - AFS, at fair value	$532,672	$33,193,126	$117,486	$—	$33,843,284
Fixed maturities - Trading
U.S. Government	$—	$15,267	$—	$—	$15,267
Corporate - Financials	—	382,755	—	—	382,755
Corporate - Non Financials	—	558,284	—	—	558,284
RMBS – Agency	—	1,869	—	—	1,869
CMBS	—	4,760	—	—	4,760
Other asset-backed securities	—	25,615	—	—	25,615
Non-U.S. Governments	—	421,033	—	—	421,033
Total fixed maturities - Trading, at fair value	$—	$1,409,583	$—	$—	$1,409,583
Short-term investments, at fair value (1)	—	26,959	—	—	$26,959
Total investments, Trading	$—	$1,436,542	$—	$—	$1,436,542

March 31, 2016 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at March 31, 2016
Cash equivalents (2)	295,962	881,157	—	—	1,177,119
Cash equivalents - Life Funds Withheld Assets (2)	—	92,444	—	—	92,444
Other investments (3)	—	1,011,336	301,095	—	1,312,431
Other assets (4)	—	56,118	20,486	(37,870)	38,734
Total assets accounted for at fair value	$828,634	$36,670,723	$439,067	$(37,870)	$37,900,554
Liabilities
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable) (5)	$—	$681,811	$—	$—	$681,811
Financial instruments sold, but not yet purchased (6)	2,180	—	—	—	2,180
Other liabilities (4)	—	58,350	30,338	(37,870)	50,818
Total liabilities accounted for at fair value	$2,180	$740,161	$30,338	$(37,870)	$734,809

December 31, 2015 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2015
Assets
Fixed maturities - AFS - Excluding Life Funds Withheld Assets
U.S. Government	$—	$5,020,574	$45,063	$—	$5,065,637
Corporate - Financials	—	3,508,224	53,685	—	$3,561,909
Corporate - Non Financials	—	6,900,259	188	—	$6,900,447
RMBS - Agency	—	3,754,894	3,077	—	$3,757,971
RMBS - Non-Agency	—	328,540	—	—	$328,540
CMBS	—	405,316	—	—	$405,316
CDOs	—	2	32,408	—	$32,410
Other asset-backed securities	—	1,150,715	17,857	—	$1,168,572
U.S. States and political subdivisions of the States	—	2,632,070	—	—	$2,632,070
Non-U.S. Government	—	5,251,614	—	—	$5,251,614
Total fixed maturities - AFS - Excluding Funds Withheld Assets, at fair value	$—	$28,952,208	$152,278	$—	$29,104,486
Equity securities, at fair value	528,581	350,338	—	—	878,919
Short-term investments, at fair value (1)	—	617,390	—	—	617,390
Total investments AFS - Excluding Funds Withheld Assets	$528,581	$29,919,936	$152,278	$—	$30,600,795
Fixed maturities - Life Funds Withheld Assets
U.S. Government	$—	$12,742	$—	$—	$12,742
Corporate - Financials	—	598,236	—	—	$598,236
Corporate - Non Financials	—	1,308,628	—	—	$1,308,628
RMBS – Agency	—	752	—	—	$752
RMBS – Non-Agency	—	26,953	—	—	$26,953
CMBS	—	122,481	—	—	$122,481
Other asset-backed securities	—	149,795	—	—	$149,795
Non-U.S. Government	—	933,516	—	—	$933,516
Total fixed maturities - AFS - Life Funds Withheld Assets, at fair value	$—	$3,153,103	$—	$—	$3,153,103
Total investments - AFS, at fair value	$528,581	$33,073,039	$152,278	$—	$33,753,898

December 31, 2015 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2015
Fixed maturities - Trading
U.S. Government	$—	$4,990	$—	$—	$4,990
Corporate - Financials	—	335,956	—	—	$335,956
Corporate - Non Financials	—	493,621	—	—	$493,621
RMBS – Agency	—	368	—	—	$368
CMBS	—	4,803	—	—	$4,803
Other asset-backed securities	—	25,700	—	—	$25,700
Non-U.S. Government	—	370,261	—	—	$370,261
Total fixed maturities - Trading, at fair value	$—	$1,235,699	$—	$—	$1,235,699
Short-term investments, at fair value (1)	—	60,330	—	—	$60,330
Total investments, Trading	$—	$1,296,029	$—	$—	$1,296,029
Cash equivalents (2)	437,742	830,924	—	—	$1,268,666
Cash equivalents - Life Funds Withheld Assets (2)	517	100,757	—	—	$101,274
Other investments (3)	—	1,008,176	283,550	—	$1,291,726
Other assets (4)	—	69,914	19,400	(3,087)	$86,227
Total assets accounted for at fair value	$966,840	$36,378,839	$455,228	$(3,087)	$37,797,820
Liabilities
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable) (5)	$—	$463,915	$—	$—	$463,915
Financial instruments sold, but not yet purchased (6)	347	—	—	—	$347
Other liabilities (4)	—	16,304	29,191	(3,087)	$42,408
Total liabilities accounted for at fair value	$347	$480,219	$29,191	$(3,087)	$506,670
____________

(1)	Short-term investments consist primarily of Corporate securities and U.S. and Non-U.S. Government and Government-Related/Supported securities.

(2)
Cash equivalents balances subject to fair value measurement include certificates of deposit and money market funds. Operating cash balances are not subject to recurring fair value measurement guidance.

(3)
The Other investments balance excludes certain structured transactions including certain investments in project finance transactions, and a payment obligation and liquidity financing provided to a structured credit vehicle as a part of a third party medium term note facility. These investments, which totaled $141.5 million as of March 31, 2016 and $141.3 million as of December 31, 2015, are carried at amortized cost. For further information, see Item 8, Note 8, "Other Investments," to the Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2015.

(4)
Other assets and other liabilities include derivative instruments. The derivative balances included in each category are reported on a gross basis by level with a netting adjustment presented separately in the Collateral and Counterparty Netting column. The fair values of the individual derivative contracts are reported gross in their respective levels based on the fair value hierarchy. For further details regarding derivative fair values and associated collateral received or paid, see Note 7, "Derivative Instruments."

(5)
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable) include balances related to the life retrocession embedded derivative, under which all investment results associated with the Life Funds Withheld Assets related to the GreyCastle Life Retro Arrangements described in Note 1, "Basis of Preparation and Consolidation," accrue to the benefit of GCLR.

(6)	Financial instruments sold, but not yet purchased, represent "short sales" and are included within "Payable for investments purchased" on the balance sheets.

The following tables set forth the Company’s assets and liabilities that were accounted for at fair value at December 31, 2015 and 2014 by level within the fair value hierarchy. For further information, see Note 2(b), "Significant Accounting Policies - Fair Value Measurements":

December 31, 2015 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2015
Assets
Fixed maturities - Available for Sale ("AFS") - Excluding Life Funds Withheld Assets
U.S. Government and Government - Related/Supported	$—	$5,020,574	$45,063	$—	$5,065,637
Corporate - Financials	—	3,508,224	53,685	—	3,561,909
Corporate - Non Financials	—	6,900,259	188	—	6,900,447
Residential mortgage-backed securities – Agency ("RMBS - Agency")	—	3,754,894	3,077	—	3,757,971
Residential mortgage-backed securities – Non-Agency ("RMBS - Non-Agency")	—	328,540	—	—	328,540
Commercial mortgage-backed securities ("CMBS")	—	405,316	—	—	405,316
Collateralized debt obligations ("CDO")	—	2	32,408	—	32,410
Other asset-backed securities	—	1,150,715	17,857	—	1,168,572
U.S. States and political subdivisions of the States	—	2,632,070	—	—	2,632,070
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	5,251,614	—	—	5,251,614
Total fixed maturities - AFS - Excluding Life Funds Withheld Assets, at fair value	$—	$28,952,208	$152,278	$—	$29,104,486
Equity securities, at fair value	528,581	350,338	—	—	878,919
Short-term investments, at fair value (1)	—	617,390	—	—	617,390
Total investments AFS - Excluding Life Funds Withheld Assets	$528,581	$29,919,936	$152,278	$—	$30,600,795
Fixed maturities - AFS - Life Funds Withheld Assets
U.S. Government and Government - Related/Supported	—	12,742	—	—	12,742
Corporate - Financials	—	598,236	—	—	598,236
Corporate - Non Financials	—	1,308,628	—	—	1,308,628
RMBS - Agency	—	752	—	—	752
RMBS - Non-Agency	—	26,953	—	—	26,953
CMBS	—	122,481	—	—	122,481
Other asset-backed securities	—	149,795	—	—	149,795
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	933,516	—	—	933,516
Total fixed maturities - AFS - Life Funds Withheld Assets, at fair value	—	3,153,103	—	—	3,153,103
Total investments - AFS, at fair value	528,581	33,073,039	152,278	—	33,753,898

December 31, 2015 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2015
Fixed maturities - Trading
U.S. Government and Government - Related/Supported	—	4,990	—	—	4,990
Corporate - Financials	—	335,956	—	—	335,956
Corporate - Non Financials	—	493,621	—	—	493,621
RMBS - Agency	—	368	—	—	368
CMBS	—	4,803	—	—	4,803
Other asset-backed securities	—	25,700	—	—	25,700
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	370,261	—	—	370,261
Total fixed maturities - Trading, at fair value	—	1,235,699	—	—	1,235,699
Short-term investments, at fair value	—	60,330	—	—	60,330
Total investments Trading	—	1,296,029	—	—	1,296,029
Cash equivalents (2)	437,742	830,924	—	—	1,268,666
Cash equivalents - Life Funds Withheld Assets	517	100,757	—	—	101,274
Other investments (3)	—	1,008,176	283,550	—	1,291,726
Other assets (4)	—	69,914	19,400	(3,087)	86,227
Total assets accounted for at fair value	$966,840	$36,378,839	$455,228	$(3,087)	$37,797,820
Liabilities
Funds withheld on life retrocession arrangements (net of future policy benefit reserves recoverable) (5)	$—	$463,915	$—	$—	$463,915
Financial instruments sold, but not yet purchased (6)	347	—	—	—	347
Other liabilities (4)	—	16,304	29,191	(3,087)	42,408
Total liabilities accounted for at fair value	$347	$480,219	$29,191	$(3,087)	$506,670

December 31, 2014 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2014
Assets
Fixed maturities - AFS - Excluding Life Funds Withheld Assets
U.S. Government and Government-Related/Supported	$—	$2,171,953	$—	$—	$2,171,953
Corporate - Financials	—	2,761,916	—	—	$2,761,916
Corporate - Non Financials	—	6,010,563	5,894	—	$6,016,457
Residential mortgage-backed securities – RMBS - Agency	—	3,726,666	1,910	—	$3,728,576
Residential mortgage-backed securities – RMBS - Non-Agency	—	427,351	—	—	$427,351
CMBS	—	1,052,544	—	—	$1,052,544
CDOs	—	4,076	687,958	—	$692,034
Other asset-backed securities	—	1,060,005	5,288	—	$1,065,293
U.S. States and political subdivisions of the States	—	2,021,272	—	—	$2,021,272
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	4,240,073	—	—	$4,240,073
Total fixed maturities - AFS - Excluding Funds Withheld Assets, at fair value	$—	$23,476,419	$701,050	$—	$24,177,469
Equity securities, at fair value	502,284	366,008	—	—	868,292
Short-term investments, at fair value (1)	—	256,727	—	—	256,727
Total investments AFS - Excluding Funds Withheld Assets	$502,284	$24,099,154	$701,050	$—	$25,302,488

December 31, 2014 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2014
Fixed maturities - Life Funds Withheld Assets
U.S. Government and Government-Related/Supported	$—	$18,724	$—	$—	$18,724
Corporate - Financials	—	801,019	—	—	$801,019
Corporate - Non Financials	—	2,016,961	—	—	$2,016,961
RMBS – Agency	—	3,782	—	—	$3,782
RMBS – Non-Agency	—	85,335	—	—	$85,335
CMBS	—	193,167	—	—	$193,167
Other asset-backed securities	—	273,541	—	—	$273,541
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	1,789,036	—	—	$1,789,036
Total fixed maturities - AFS - Life Funds Withheld Assets, at fair value	$—	$5,181,565	$—	$—	$5,181,565
Total investments - AFS, at fair value	$502,284	$29,280,719	$701,050	$—	$30,484,053
Fixed maturities - Trading
Corporate - Non Financials	—	1,171	—	—	$1,171
Total fixed maturities - Trading, at fair value	$—	$1,171	$—	$—	$1,171
Cash equivalents (2)	1,103,877	397,955	—	—	$1,501,832
Cash equivalents - Life Funds Withheld Assets (2)	460	132,738	—	—	$133,198
Other investments (3)	—	708,974	185,083	—	$894,057
Other assets (4)	—	122,996	13,663	(696)	$135,963
Total assets accounted for at fair value	$1,606,621	$30,644,553	$899,796	$(696)	$33,150,274
Liabilities
Funds withheld on life retrocession arrangements (net of future policy benefit reserves recoverable) (5)	$—	$450,831	$—	$—	$450,831
Financial instruments sold, but not yet purchased (6)	4,737	25,669	—	—	$30,406
Other liabilities (4)	—	7,757	23,427	(696)	$30,488
Total liabilities accounted for at fair value	$4,737	$484,257	$23,427	$(696)	$511,725
____________

(1)	Short-term investments consist primarily of Corporate securities and U.S. and Non-U.S. Government and Government-Related/ Supported securities.

(2)
Cash equivalents balances subject to fair value measurement include certificates of deposit and money market funds. Operating cash balances are not subject to recurring fair value measurement guidance.

(3)
The Other investments balance excludes certain structured transactions including certain investments in project finance transactions, a payment obligation and liquidity financing provided to a structured credit vehicle as a part of a third party medium term note facility. These investments, which totaled $141.3 million at December 31, 2015 and $354.4 million at December 31, 2014, are carried at amortized cost. For further information, see Note 8, "Other Investments."

(4)
Other assets and other liabilities include derivative instruments. The derivative balances included in each category are reported on a gross basis by level with a netting adjustment presented separately in the Collateral and Counterparty Netting column. The fair values of the individual derivative contracts are reported gross in their respective levels based on the fair value hierarchy. For further details regarding derivative fair values and associated collateral received or paid see Note 15, "Derivative Instruments."

(5)
Funds withheld on life retrocession arrangements (net of future policy benefit reserves recoverable) include balances related to the life retrocession embedded derivative, under which all investment results associated with the Life Funds Withheld Assets related the GreyCastle Life Retro Arrangements described in Note 3(e), "Acquisitions and Disposals - Sale of Life Reinsurance Subsidiary", accrue to the benefit of GCLR.

(6)	Financial instruments sold, but not yet purchased, represent "short sales" and are included within "Payable for investments purchased" on the balance sheets.

Additional information about assets and liabilities measured at fair value on a recurring basis - Level 3

	Level 3 Assets and Liabilities - Three Months Ended March 31, 2016
(U.S. dollars in thousands)	U.S. Government	Corporate - Financials	Corporate - Non-Financials	RMBS - Agency
Balance, beginning of period	$45,063	$53,685	$188	$3,077
Realized gains (losses)	(37)	53	—	(3)
Movement in unrealized gains (losses)	593	(39)	(1)	7
Purchases and issuances	—	169	—	—
Sales	—	—	—	—
Settlements	(679)	—	(6)	(228)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(10,285)	—	—
Fixed maturities to short-term investments classification change		—	—	—
Balance, end of period	$44,940	$43,583	$181	$2,853
Movement in total gains (losses) above relating to instruments still held at the reporting date	$554	$15	$(1)	$4

(U.S. dollars in thousands)	RMBS - Non Agency	CMBS	CDO	Other asset- backed securities
Balance, beginning of period	$—	$—	$32,408	$17,857
Realized gains (losses)	—	—	41	1,049
Movement in unrealized gains (losses)	—	—	5,257	(2,758)
Purchases and issuances	—	—	—	—
Sales	—	—	—	—
Settlements	—	—	(15,977)	(11,948)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$21,729	$4,200
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$5,297	$(1,708)

(U.S. dollars in thousands)	Non-US Government	Short-term investments	Other investments	Derivative Contracts - Net
Balance, beginning of period	$—	$—	$283,550	$(9,791)
Realized gains (losses)	—	—	5,807	—
Movement in unrealized gains (losses)	—	—	(2,717)	(61)
Purchases and issuances	—	—	13,779	—
Sales	—	—	—	—
Settlements	—	—	(14,818)	—
Transfers into Level 3	—	—	15,494	—
Transfers out of Level 3	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$301,095	$(9,852)
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$3,090	$(61)

	Level 3 Assets and Liabilities - Three Months Ended March 31, 2015
(U.S. dollars in thousands)	U.S. Government	Corporate - Financials	Corporate - Non-Financials	RMBS - Agency
Balance, beginning of period	$—	$—	$5,894	$1,910
Realized gains (losses)	—	—	(1)	—
Movement in unrealized gains (losses)	—	—	48	(1)
Purchases and issuances (1)	—	—	—	—
Sales	—	—	—	—
Settlements	—	—	(80)	(89)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$5,861	$1,820
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$48	$(1)

(U.S. dollars in thousands)	RMBS - Non Agency	CMBS	CDO	Other asset- backed securities
Balance, beginning of period	$—	$—	$687,958	$5,288
Realized gains (losses)	—	—	36	(1)
Movement in unrealized gains (losses)	—	—	5,555	2
Purchases and issuances (1)	—	—	—	—
Sales	—	—	(155,085)	—
Settlements	—	—	(41,541)	(3,045)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$496,923	$2,244
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$2,668	$—

(U.S. dollars in thousands)	Non-US Government	Short-term investments	Other investments	Derivative Contracts - Net
Balance, beginning of period	$—	$—	$185,083	$(9,764)
Realized gains (losses)	—	—	1,302	—
Movement in unrealized gains (losses)	—	—	(1,827)	158
Purchases and issuances (1)	—	—	6,793	—
Sales	—	—	—	—
Settlements	—	—	(1,254)	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$190,097	$(9,606)
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$(524)	$158

	Level 3 Assets and Liabilities - Year Ended December 31, 2015
(U.S. dollars in thousands)	U.S. Government and Government - Related/Supported	Corporate - Financials	Corporate - Non-Financials	RMBS - Agency
Balance, beginning of period	$—	$—	$5,894	$1,910
Realized gains (losses)	—	9	(186)	—
Movement in unrealized gains (losses)	—	(10)	(13)	(3)
Purchases and issuances (1)	35,044	53,686	(123)	1,297
Sales	—	—	—	—
Settlements	—	—	(316)	(323)
Transfers into Level 3	10,019	—	—	3,059
Transfers out of Level 3	—	—	(5,068)	(2,863)
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$45,063	$53,685	$188	$3,077
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$(2)	$(153)	$(2)

	RMBS - Non Agency	CMBS	CDO	Other asset- backed securities
Balance, beginning of period	$—	$—	$687,958	$5,288
Realized gains (losses)	—	—	(8,658)	628
Movement in unrealized gains (losses)	—	—	16,688	(599)
Purchases and issuances (1)	—	—	25,882	46,940
Sales	—	—	(366,633)	(7,269)
Settlements	—	—	(322,829)	(6,359)
Transfers into Level 3	—	—	—	13,317
Transfers out of Level 3	—	—	—	(34,089)
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$32,408	$17,857
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$5,279	$451

	Non-US Sovereign Government, Provincial, Supranational and Government Related/Supported	Short-term investments	Other investments	Derivative Contracts - Net
Balance, beginning of period	$—	$—	$185,083	$(9,764)
Realized gains (losses)	—	—	15,270	—
Movement in unrealized gains (losses)	—	—	(12,548)	(27)
Purchases and issuances (1)	—	—	117,143	—
Sales	—	—	(1,417)	—
Settlements	—	—	(19,981)	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$283,550	$(9,791)
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$2,724	$80
____________
(1)    Includes assets acquired as result of the transaction described in Note 3(c), "Acquisitions and Disposals - Catlin Acquisition"

	Level 3 Assets and Liabilities - Year Ended December 31, 2014
(U.S. dollars in thousands)	U.S. Government and Government - Related/Supported	Corporate - Financials	Corporate - Non-Financials	RMBS - Agency
Balance, beginning of period	$—	$—	$31,573	$10,473
Realized gains (losses)	—	—	199	5
Movement in unrealized gains (losses)	—	—	(128)	(18)
Purchases and issuances	—	—	3,759	120
Sales	—	—	—	—
Settlements	—	—	(6,543)	(3,205)
Transfers into Level 3	—	—	766	—
Transfers out of Level 3	—	—	(23,732)	(5,465)
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$5,894	$1,910
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$60	$(12)

	RMBS - Non Agency	CMBS	CDO	Other asset- backed securities
Balance, beginning of period	$9	$12,533	$710,253	$11,877
Realized gains (losses)	1	3	3,781	(7)
Movement in unrealized gains (losses)	1	(3)	11,604	65
Purchases and issuances	—	1,376	185,710	5,182
Sales	—	—	(48,313)	—
Settlements	(11)	(12,533)	(175,077)	(5,705)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(1,376)	—	(6,124)
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$687,958	$5,288
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$14,432	$57

	Non-US Sovereign Government, Provincial, Supranational and Government Related/Supported	Short-term investments	Other investments	Derivative Contracts - Net
Balance, beginning of period	$—	$2,015	$113,472	$(29,110)
Realized gains (losses)	—	—	12,676	—
Movement in unrealized gains (losses)	—	(15)	538	19,346
Purchases and issuances	—	—	59,401	—
Sales	—	—	—	—
Settlements	—	(2,000)	(25,498)	—
Transfers into Level 3	—	—	24,494	—
Transfers out of Level 3	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$185,083	$(9,764)
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$13,212	$19,346

Financial instruments for which the carrying values differs from the estimated fair value
The following table includes financial instruments for which the carrying value differs from the estimated fair values as of March 31, 2016 and December 31, 2015. All of these fair value estimates are considered Level 2 fair value measurements.

	March 31, 2016		December 31, 2015
(U.S. dollars in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets - Other investments	$141,459	$153,844	$141,329	$154,065
Deposit liabilities	$1,171,655	$1,478,856	$1,168,376	$1,436,210
Notes payable and debt	2,645,647	2,815,562	2,644,970	2,805,152
Financial Liabilities	$3,817,302	$4,294,418	$3,813,346	$4,241,362

The following table includes financial instruments for which the carrying value differs from the estimated fair values at December 31, 2015 and 2014. All of these fair value estimates are considered Level 2 fair value measurements.

(U.S. dollars in thousands)	2015		2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets - Other investments, structured transactions	$141,329	$154,065	$354,382	$371,625
Deposit liabilities	$1,168,376	$1,436,210	$1,245,367	$1,543,761
Notes payable and debt	2,644,970	2,805,152	1,662,580	1,897,854
Financial Liabilities	$3,813,346	$4,241,362	$2,907,947	$3,441,615